Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	$ 2,738,432	$ 2,603,071
Less: accumulated depreciation	(2,203,651)	(2,027,478)
Less: accumulated impairment	(417,678)	(397,032)
Total property, plant and equipment, net	117,103	178,561
Machinery [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	781,541	742,909
Vehicles [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	84,758	80,568
Electric equipment [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	150,778	143,325
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	80,483	76,505
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	$ 1,640,872	$ 1,559,764